Finance Income - Summary of Finance Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Material income and expense [abstract]
Interest income	$ 5,532	$ 3,395	$ 3,227
Total finance income	$ 5,532	$ 3,395	$ 3,227